Commitments and Contingencies -Schedule of Product Warranty Liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, January 1	$ 15,749	$ 17,871
Provision	4,033	2,856
Utilized	(4,179)	(5,233)
Foreign currency adjustment	(423)	45
Balance, June 30	$ 16,026	$ 15,449